Significant accounting policies - Summary of Original Measurement Categories Under IAS 39 and New Measurement Categories Under IFRS 9 (Detail)	12 Months Ended
Dec. 31, 2018
IFRS9 [member] | Cash and cash equivalents [member]
Disclosure of original measurement categories under IAS 39 and new measurement categories under IFRS 9 for each class of company financial assets and financial liabilities [line items]
Measurement category	Amortized Cost
IFRS9 [member] | Accounts receivable [member]
Disclosure of original measurement categories under IAS 39 and new measurement categories under IFRS 9 for each class of company financial assets and financial liabilities [line items]
Measurement category	Amortized Cost
IFRS9 [member] | Accounts payable and accrued liabilities [member]
Disclosure of original measurement categories under IAS 39 and new measurement categories under IFRS 9 for each class of company financial assets and financial liabilities [line items]
Measurement category	Amortized Cost
IFRS9 [member] | Long term debt [member]
Disclosure of original measurement categories under IAS 39 and new measurement categories under IFRS 9 for each class of company financial assets and financial liabilities [line items]
Measurement category	Amortized Cost
IFRS9 [member] | Risk management contracts [member]
Disclosure of original measurement categories under IAS 39 and new measurement categories under IFRS 9 for each class of company financial assets and financial liabilities [line items]
Measurement category	FVTPL
IAS 39 [member] | Cash and cash equivalents [member]
Disclosure of original measurement categories under IAS 39 and new measurement categories under IFRS 9 for each class of company financial assets and financial liabilities [line items]
Measurement category	Loans and receivables
IAS 39 [member] | Accounts receivable [member]
Disclosure of original measurement categories under IAS 39 and new measurement categories under IFRS 9 for each class of company financial assets and financial liabilities [line items]
Measurement category	Loans and receivables
IAS 39 [member] | Accounts payable and accrued liabilities [member]
Disclosure of original measurement categories under IAS 39 and new measurement categories under IFRS 9 for each class of company financial assets and financial liabilities [line items]
Measurement category	Other financial liabilities
IAS 39 [member] | Long term debt [member]
Disclosure of original measurement categories under IAS 39 and new measurement categories under IFRS 9 for each class of company financial assets and financial liabilities [line items]
Measurement category	Other financial liabilities
IAS 39 [member] | Risk management contracts [member]
Disclosure of original measurement categories under IAS 39 and new measurement categories under IFRS 9 for each class of company financial assets and financial liabilities [line items]
Measurement category	FVTPL